15. Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule operating Leases

The Company had operating lease expense of $242,567 and $176,062 for the year ended December 31, 2018 and 2017, respectively, consisting of the followings.

	For the year ended
	December 31, 2018	December 31, 2017

Restaurants	$72,121	$71,750
Lot	73,782	35,350
Office	96,664	68,962
Equipment Rentals	–	–
Total	$242,567	$176,062

Schedule of lease liability
Maturity of Lease Liabilities at September 30, 2019
2019	$25,886,
2020	106,096
2021	108,705
2022	67,431
2023	60,124
2024 and thereafter	319,144
Total future undiscounted lease payments	687,386
Less: Interest	(287,428)
Present value of lease liabilities	$399,957